Accumulated Other Comprehensive Income (Loss) - Components of Changes in Accumulated Other Comprehensive Income (Loss), Reclassified to Net Income (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (7,320)	$ (4,438)	$ (1,451)
Gain (loss) recorded in other comprehensive income, before tax	3,263	(3,024)	(3,054)
Less: Gain (loss) reclassified from AOCI to income, before tax	(194)	(137)	(67)
Tax effect	(183)	5
Other comprehensive income (loss), net	3,274	(2,882)	(2,987)
Balance at end of period	(4,046)	(7,320)	(4,438)
Defined Benefit Plan Adjustments, Net Actuarial Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(7,232)	(4,499)	(1,376)
Gain (loss) recorded in other comprehensive income, before tax	3,035	(2,865)	(3,136)
Less: Gain (loss) reclassified from AOCI to income, before tax	(314)	(127)	(13)
Tax effect	(173)	5
Other comprehensive income (loss), net	3,176	(2,733)	(3,123)
Balance at end of period	(4,056)	(7,232)	(4,499)
Defined Benefit Plan Adjustments, Net Prior Service Credit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	42	86	6
Gain (loss) recorded in other comprehensive income, before tax	(98)	(4)	91
Less: Gain (loss) reclassified from AOCI to income, before tax	33	40	11
Tax effect	(4)
Other comprehensive income (loss), net	(135)	(44)	80
Balance at end of period	(93)	42	86
Derivatives [Member] | Currency forwards and swaps [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(40)	57	(74)
Gain (loss) recorded in other comprehensive income, before tax	230	(103)	35
Less: Gain (loss) reclassified from AOCI to income, before tax	84	(6)	(96)
Tax effect	(1)
Other comprehensive income (loss), net	145	(97)	131
Balance at end of period	105	(40)	57
Derivatives [Member] | Commodity Swaps [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	4	(51)	42
Gain (loss) recorded in other comprehensive income, before tax	7	11	(62)
Less: Gain (loss) reclassified from AOCI to income, before tax	3	(44)	31
Other comprehensive income (loss), net	4	55	(93)
Balance at end of period	8	4	(51)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(94)	(31)	(49)
Gain (loss) recorded in other comprehensive income, before tax	89	(63)	18
Tax effect	(5)
Other comprehensive income (loss), net	84	(63)	18
Balance at end of period	$ (10)	$ (94)	$ (31)